Debt and Capital Leases (Capital Leases) (Details) In Millions, unless otherwise specified		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Schkopau EUR (€)	Dec. 31, 2011 Schkopau USD ($)
Debt and Capital Leases [Line Items]
Ownership interest (as a percent)			41.90%
Debt issued by third party		€ 785
Debt issued by third party, outstanding amount		117	152
Average interest on loans held by the equity method investee (as a percent)			6.70%
Annual payments based on the maturities of NRG's debt and capital leases, including the funded letter of credit
2012	87
2013	71
2014	496
2015	129
2016	137
Thereafter	8,912
Total	9,832
NRG's future minimum lease payments for capital leases
2012	11
2013	10
2014	8
2015	7
2016	5
Thereafter	82
Total minimum obligations	123
Interest	20
Present value of minimum obligations	103
Current portion	8
Long-term obligations	$ 95